Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	AMERICAS GOLD AND SILVER CORPORATION
Entity Central Index Key	0001286973
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	247,747,280
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-37982
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	145 King Street West
Entity Address Address Line 2	Suite 2870
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5H 1J8
Icfr Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Auditor Firm Id	271
Security 12b Title	Common Shares, no par value
Trading Symbol	USAS
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	145 King Street West
Entity Address Address Line 2	Suite 2870
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
City Area Code	416
Local Phone Number	848-9503
Contact Personnel Name	Darren Blasutti